Cost of Sales (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost Of Sales
Time charter, voyage and port terminal expenses	$ 63,307	$ 55,110	$ 46,312
Direct vessel expenses	72,038	60,475	48,748
Cost of products sold-Liquid Port Terminal	4,794	13,345	16,129
Depreciation and amortization	35,989	34,957	32,533
Impairment losses	3,195	19,396	0
Total cost of sales	$ 179,323	$ 183,283	$ 143,722